Revenue (Details) € in Thousands	1 Months Ended								6 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income | €									€ 44,435			€ 51,371
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income							€ 2,047		€ 44,374			€ 50,930	$ 2,429,000
Issue of ordinary shares (in shares) | shares			9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares			€ 14,122	$ 15,000,000			€ 25,270	$ 30,000,000
Discount on shares issued			€ 451	$ 480,000
Additional consideration to be received if counterparty exercises option to expand partnership | $											$ 50,000,000
Number of performance obligations in collaboration agreement									1	1
Milestone payments received					€ 16,849	$ 20,000,000
Value of milestones reached during the period									€ 1,781	$ 2,000,000
Eli Lilly and Company | Milestone payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments received	€ 56,412	$ 60,000,000